Schedule of Information Related to Stock Options (Details) - $ / shares		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 10, 2023	Jan. 27, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price								$ 2.26	$ 2.11
Options outstanding, Number of options	1,993,235	1,993,235	2,106,235			1,993,235		13,000	100,000
Options exercisable, Number of options	1,639,566	1,639,566	1,783,531			1,639,566
Options exercisable, weighted average remaining life in life			5 years 3 months 18 days			5 years 3 months 18 days
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 5.03	$ 5.03	$ 2.11			$ 5.03
Options outstanding, Number of options	662,887	662,887	100,000			662,887
Options exercisable, Number of options	662,887	662,887				662,887
Options exercisable, weighted average remaining life in life						3 years 1 month 6 days
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 11.33	$ 11.33	$ 2.26			$ 11.33
Options outstanding, Number of options	12,186	12,186	13,000			12,186
Options exercisable, Number of options	12,186	12,186				12,186
Options exercisable, weighted average remaining life in life						9 years 6 months
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 11.58	$ 11.58	$ 5.03			$ 11.58
Options outstanding, Number of options	728,430	728,430	662,887			728,430
Options exercisable, Number of options	723,576	723,576	662,887			723,576
Options exercisable, weighted average remaining life in life			2 years 9 months 18 days			6 years 3 months 18 days
Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 16.36	$ 16.36	$ 11.33			$ 16.36
Options outstanding, Number of options	589,732	589,732	12,186			589,732
Options exercisable, Number of options	240,917	240,917	12,186			240,917
Options exercisable, weighted average remaining life in life			9 years 3 months 18 days			8 years 3 months 18 days
Exercise Price Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price			$ 11.58
Options outstanding, Number of options			728,430
Options exercisable, Number of options			723,576
Options exercisable, weighted average remaining life in life			6 years
Exercise Price Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price			$ 16.36
Options outstanding, Number of options			589,732
Options exercisable, Number of options			384,882
Options exercisable, weighted average remaining life in life			8 years 1 month 6 days